INTEREST-BEARING LIABILITIES	9 Months Ended
Sep. 30, 2024
INTEREST-BEARING LIABILITIES
INTEREST-BEARING LIABILITIES	INTEREST-BEARING LIABILITIES

In millions	Consolidated statement of financial position value September 30, 2024	Nominal interest rates
Loans from financial institutions	$2,189.1	Long term 6.54% - 7.85% Short term 3.00% - 6.02%
Lease liabilities	516.6	5.66%
Other interest-bearing liabilities	81.7	5.06% - 5.28%
Total	$2,787.4

In millions	Consolidated statement of financial position value December 31, 2023	Nominal interest rates
Loans from financial institutions	$2,154.4	Long term 7.65%, Short term 6.68% - 8.10%
Loans from related parties	4,077.0	5.68%, 8.20%
Lease liabilities	339.8	5.24%
Other interest-bearing liabilities	90.0	7.86%
Total	$6,661.2
On February 16, 2024, the Company entered into a new credit agreement providing for (i) a new 7-year $500 million term loan facility ("USD Term Loan Facility"), (ii) a new 7-year EUR 700 million term loan facility ("EUR Term Loan Facility") and (iii) a new $710 million 5-year revolving credit facility (together, the “New Senior Secured Credit Facilities”). The Company also issued $800 million of 6.750% new senior secured notes on the same day. As of September 30, 2024, $128.8 million was outstanding on the Revolving Credit Facility and included in Interest-bearing liabilities on the consolidated statement of financial position.
The net proceeds of the IPO, together with the net proceeds from the $500 million term loan facility, the EUR 700 million Term Loan Facility and the $800 million notes issuance and additional cash on hands were used to repay (i) all remaining borrowings under the old term loan facility under the Senior Facilities Agreement with a carrying value of $1.86 billion as of December 31, 2023 (recorded within Loans from financial institutions), (ii) the remaining borrowings from Loans from related parties after the Equitization as well as (iii) the remaining borrowings from the bilateral facility with Standard Chartered and the old revolving credit facility under the Senior Facilities Agreement with a carrying value in the amount of $90.0 million and $291.0 million, respectively, as of December 31, 2023 (both recorded within current interest-bearing liabilities).
On September 2, 2024, Amer Sports Shanghai Trading Ltd., our wholly owned subsidiary, entered into a CNY 500 million unsecured working capital line of credit with China Merchants Bank Co., Ltd, which bears interest at 3.0%. The line of credit expires in September 2025. As of September 30, 2024, $71.3 million (based on the exchange rate on September 30, 2024), the full amount of the line of credit, was outstanding and included in Interest-bearing liabilities on the consolidated statement of financial position.

On September 30, 2024, the Company prepaid $65.0 million on its USD Term Loan Facility as a result of improving working capital management and drawing down on its China working capital line of credit. Simultaneously, the Company repriced its USD Term Loan Facility and EUR Term Loan Facility. The USD Term Loan Facility bears interest at a rate per annum equal to, at the option of the Company, either (i) a term SOFR-based rate or (ii) a U.S. dollar base rate plus an applicable margin (provided, however, that the term SOFR-based rate shall be no less than 0.00% per annum and the U.S. dollar base rate shall be no less than 1.00% per annum at any time). The EUR Term Loan Facility bears interest at a rate per annum equal to EURIBOR plus an applicable margin (provided, however, that the EURIBOR based rate shall be no less than 0.00% per annum at any time). The repricing reduced the interest rate margins for borrowings under the USD Term Loan Facility from 3.00% - 3.25% to 2.50% - 2.75% for the SOFR-based rate and from 2.00% - 2.25% to 1.50% - 1.75% for the U.S. dollar base rate, and interest rate margins for borrowings under the EUR Term Loan Facility from 3.25% - 3.50% to 2.75% - 3.00%. There are no changes to the maturity of the USD and EUR Term Loan Facilities as a result of this repricing. The Company has elected the accounting policy to treat the repricing, a revision of an interest rate (or a component of an interest rate) in which the lender has a right to demand immediate repayment (or the borrower has an option to prepay) without significant penalty, as a re-estimation of the cash flows under the existing contract. The revised effective interest rate was used to discount the modified contractual cash flows. There was no gain or loss recorded on the repricing. The Company incurred $2.3 million of transaction costs as a result of the repricing, which have been recorded to Finance Cost in the consolidated statement of income and loss and other comprehensive income and loss for the three and nine months ended September 30, 2024.